Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Cultivation equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Kitchen equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Vault equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	shorter of 15 years or the term of the lease	shorter of 15 years or the term of the lease
Right-of-use asset
Property, Plant and Equipment [Line Items]
Estimated useful lives	Term of the lease